RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Balances And Transactions Abstract
Schedule of related party balances and transactions
Balances with related parties:

	June 30, 2022	December 31, 2021
	Unaudited

Trade and other payables (a)	$141	$94

Related parties' expenses:

	Six months ended June 30,
	2022	2021
	Unaudited
Amounts charged to:

Research and development expenses (a)	$114	$110

(a)
The Company incurred expenses for research and development services provided by related party for cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.